Net (Loss) / Income Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net (Loss) / Income Per Share
19.
NET (LOSS)/INCOME PER SHARE

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net (loss)/income attributable to ordinary shareholders	(430,542)	219,056	643,959
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net (loss)/income per share	6,754,134	6,727,552	6,840,079
Net (loss)/income per share
Basic and diluted	(63.74)	32.56	94.14

39,225, 31,931 and 31,550 share options were not considered in the computation of diluted net (loss)/income per share for the years ended December 31, 2020, 2021 and 2022, as the effect of potential issuances of shares for share options was anti-dilutive.